Expense Example, No Redemption (Vanguard Explorer Value Fund Retail)	Vanguard Explorer Value Fund Vanguard Explorer Value Fund - Investor Shares 9/1/2013 - 8/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	67
3 YEAR	211
5 YEAR	368
10 YEAR	822